SUBSEQUENT EVENTS (Details) - $ / shares	Jul. 31, 2025	Jul. 04, 2025
Disclosure of non-adjusting events after reporting period [line items]
Period of stock redeemable		18 months
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Period of stock redeemable		10 years
Distribution declared (in USD per share)	$ 0.0625
Disposal of major subsidiary
Disclosure of non-adjusting events after reporting period [line items]
Sale of business interest (as a percentage)		7.00%